Schedule of lease liabilities (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2021		Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Subtotal		R$ 1,952,178		R$ 1,661,822
Total		9,063,539		8,378,835
Current portion		(1,269,878)		(1,054,709)
Non-current portion		7,793,661		7,324,126
L T Amazonas 1 [Member]
IfrsStatementLineItems [Line Items]
Subtotal	[1]	302,091		290,385
Sale Of Towers [Member]
IfrsStatementLineItems [Line Items]
Subtotal		1,507,629	[2]	1,256,410
Other Finance Lease Liabilities [Member]
IfrsStatementLineItems [Line Items]
Subtotal		142,458		115,027	[3]
Lease Network [Member]
IfrsStatementLineItems [Line Items]
Subtotal		3,345,930		3,252,463
Lease Stores And Kiosks [Member]
IfrsStatementLineItems [Line Items]
Subtotal		653,422		434,990
Lease Land Network [Member]
IfrsStatementLineItems [Line Items]
Subtotal		1,657,345		1,606,567
Lease Fiber [Member]
IfrsStatementLineItems [Line Items]
Subtotal		1,454,664		1,422,993
Subtotal I F R S 16 [Member]
IfrsStatementLineItems [Line Items]
Subtotal		R$ 7,111,361		R$ 6,717,013

[1]	LT Amazonas
[2]	leaseback
[3]	It is substantially represented by lease transactions in transmission towers.